Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Current assets
Amount due from the subsidiaries		$ 32,580,877	$ 4,150,483	$ 35,644,714	$ 4,588,838
Cash and cash equivalents		248	32	15,851	2,041
Total current assets		32,581,125	4,150,515	35,660,565	4,590,879	8,775
Non-current assets
Intangible assets		12,299,800	1,566,873	13,541,442	1,743,301
Interests in a subsidiary		780	99	780	100	780
Total non-current assets		12,300,580	1,566,972	13,542,222	1,743,401	780
Total assets		44,881,705	5,717,487	49,202,787	6,334,280	9,555
Accrual		543,739	69,267	1,087,478	140,000
Total liabilities		543,739	69,267	1,087,478	140,000	149,867
Shareholders’ equity
Ordinary shares value	[1]			9,906	1,275	8,775
Additional paid-up capital		50,994,645	6,496,215	50,994,645	6,564,961
Accumulated losses		(6,666,585)	(849,257)	(2,889,242)	(371,956)	(149,087)
Total shareholders’ equity		44,337,966	5,648,220	48,115,309	6,194,280	(140,312)
Total liabilities and shareholders’ equity		44,881,705	5,717,487	49,202,787	$ 6,334,280	$ 9,555
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[2]	8,443	1,076	8,443
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[2]	$ 1,463	$ 186	$ 1,463

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.